STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 10, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding			3,000,000	0	3,000,000
Common shares issued to directors and officer	$ 103	$ 103	$ 103	$ 300
Common Stock, Shares, Outstanding			264,637,564	251,930,516	264,637,564
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			29,237,632
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CommonSharesToBeIssuedToDirectorAndOfficerShares]	1,025,000		4,025,000
Common shares issued to directors and officer			$ 403